Post-Employment Benefits - Summary of Asset Allocation by Asset Type and Geography (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	kr 1,872	kr 3,114
Equity securities	11,126	14,752
Debt securities	32,117	50,948
Real estate	6,379	5,946
Investment funds	4,701	3,513
Assets held by insurance company	3,589	1,597
Other	696	1,485
Fair value of plan assets	kr 60,480	kr 81,355
Investment funds [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	74.00%	64.00%
Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	6.00%	33.00%
Equity securities [Member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	50.00%	58.00%
Debt securities [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	28.00%	44.00%
Real estate [Member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	100.00%	100.00%
Assets held by insurance company [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	100.00%	100.00%
Other [Member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	15.00%	69.00%
Owner occupied property measured using investment property fair value model [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	0.00%
Securities issued [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	0.00%
Sweden [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	kr 1,151	kr 1,100
Equity securities	6,803	7,619
Debt securities	14,114	14,427
Real estate	5,577	5,157
Investment funds	917	1,782
Assets held by insurance company	0
Other	(41)	(209)
Fair value of plan assets	kr 28,521	29,876
Sweden [member] | Owner occupied property measured using investment property fair value model [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	0.00%
Sweden [member] | Securities issued [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	0.00%
US [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	kr 184	500
Equity securities	419	659
Debt securities	3,646	15,817
Real estate	0
Investment funds	789	1,247
Assets held by insurance company	0
Other	73	31
Fair value of plan assets	kr 5,111	18,254
US [member] | Owner occupied property measured using investment property fair value model [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	0.00%
US [member] | Securities issued [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	0.00%
United Kingdom [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	kr 449	1,468
Equity securities	1,113	3,823
Debt securities	5,818	12,705
Real estate	199	195
Investment funds	2,417	0
Assets held by insurance company	1,872
Other	131	1,236
Fair value of plan assets	kr 11,999	19,427
United Kingdom [member] | Owner occupied property measured using investment property fair value model [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	0.00%
United Kingdom [member] | Securities issued [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	0.00%
Other Countries [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	kr 88	46
Equity securities	2,791	2,651
Debt securities	8,539	7,999
Real estate	603	594
Investment funds	578	484
Assets held by insurance company	1,717	1,597
Other	533	427
Fair value of plan assets	kr 14,849	kr 13,798
Other Countries [member] | Owner occupied property measured using investment property fair value model [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	0.00%
Other Countries [member] | Securities issued [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	0.00%